Segment Information by geographical area (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information by geographical area
Schedule of segment information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2022
External sales	58,411	122,641	33,188	24,582	42,177	280,999
Property, plant and equipment, intangible assets, net	13,080	26,382	13,292	39,410	46,867	139,032
Capital expenditures	1,632	2,743	5,304	3,253	6,870	19,802
For the year ended December 31, 2021
External sales	43,316	85,072	22,998	19,520	34,957	205,863
Property, plant and equipment, intangible assets, net	14,204	29,660	12,229	41,593	41,357	139,043
Capital expenditures	2,157	3,027	1,680	3,696	6,029	16,589
For the year ended December 31, 2020
External sales	32,748	67,292	13,258	16,011	11,376	140,685
Property, plant and equipment, intangible assets, net	14,555	30,932	11,891	43,087	41,398	141,863
Capital expenditures	2,044	3,165	899	3,816	5,610	15,534